Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 37,762	$ 5,400	¥ 29,027	¥ 12,501
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years
Straight Line Method [Member] | Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Straight Line Method [Member] | Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	10 years	10 years